Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Leases
10.	Leases

The Company’s only lease is for its office and production facility, consisting of approximately 9,957 square feet in a building located at 4251 Kellway Circle in Addison Texas. The Company is obligated to pay $6,597 per month through March 31, 2016. The Company began leasing its current facilities in April 2010 under an operating lease that extends through March 2016.

In August 2011 the Company reached an agreement with the lessor to issue Series C-3 notes as payment for the July 2011 through January 2012 rent. The Company also agreed to issue an additional $30,000 Series C-3 convertible note in exchange for the lessor’s acceptance of such agreement. This payment was amortized over the 7 months of rent paid by the note, increasing rent expense by $4,300 for the six month period ended March 31, 2012.

Rent expense relating to the operating lease agreement was $19,791 for each of the three month periods ended June 30, 2011 and 2010, and $43,882 and $39,582 for the six month periods ended June 30, 2012 and 2011, respectively.

As of December 31, 2011, the future minimum payments required under all operating leases with terms in excess of one year are as follows:

For the year ending December 31,	Amount
2012	$79,164
2013	79,164
2014	79,164
2015	79,164
2016	19,791

$336,447

10.	Leases

Rent expense relating to the operating lease agreement was $91,670 and $67,038 for the years ended December 31, 2011 and 2010, respectively. As of December 31, 2011, the future minimum payments required under all operating leases with terms in excess of one year are as follows:

For the year ending December 31,
2012	$79,164
2013	79,164
2014	79,164
2015	79,164
2016	19,791

$336,447

The Company’s only lease is for its office and production facility, consisting of approximately 9,957 square feet in a building located at 4251 Kellway Circle in Addison Texas. The Company is obligated to pay $6,597 per month through March 31, 2016.

The Company began leasing its current facilities in April of 2010 under an operating lease that extends through March of 2016. In August of 2011 the Company reached an agreement with the lessor to issue Series C-3 notes as payment for the July 2011 through January 2012 rent. The Company also agreed to issue an additional $30,000 Series C-3 convertible note in exchange for the lessor’s acceptance of such agreement. This payment is amortized over the 7 months of rent paid by note and charged to rent.

As of December 31, 2010, the Company remained obligated, under certain circumstances, to contractors for the leasehold improvements to the space in the amount of $37,287 (recorded as an accounts payable) and the lessor, 4257 Kellway Circle General Partnership, was contractually obligated to the Company in the amount of $40,000 (carried on the books as another receivable) to compensate the Company for leasehold improvements. The Company was not obligated to pay the contractors until the lessor paid the Company. In 2011, the lessor paid the Company, which subsequently paid the contractors. These leasehold improvements have been depreciated over the remaining life of the lease.